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                          SUPPLEMENT TO PROSPECTUS FOR
  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                                DATED MAY 1, 1998


I. DEATH BENEFIT BEFORE MATURITY DATE - PAYMENT OF DEATH BENEFIT

     Item (5) of the second paragraph under the heading "Death Benefit Before Maturity Date - Payment of Death Benefit" is amended and restated as follows:

(5) If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules described in "(4)" applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

II. NEW INVESTMENT PORTFOLIOS

     Effective July 20, 1998 the variable portion of your contract will contain three additional investment options. Each new portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). Set forth below is a brief description of each portfolio's investment objective and certain policies relating to that objective and a schedule of fees applicable to that portfolio.

     The portfolios are only available through certain broker dealer firms. Please call your broker dealer representative for eligibility.


                        INVESTMENT OBJECTIVE AND POLICIES

     The MERRILL LYNCH SPECIAL VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size.

     The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the portfolio believes are undervalued and therefore represent basic investment value.

     The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

     The Merrill Lynch Developing Capital Markets Focus Fund may invest in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risks of these securities include price volatility and risk of default in the payment of interest and principal. See "Risks of High Yield Securities" in the Merrill Variable Funds' prospectus dated April 16, 1998. The Merrill Lynch Developing Capital Markets Focus Fund may also invest up to 100% of its assets in foreign securities which present additional risks. See "Other Portfolio Strategies - Foreign Securities" in the Merrill Variable Funds' prospectus dated April 16, 1998.

     For more information on the new portfolios and their investment adviser, see the Merrill Variable Funds' prospectus dated April 16, 1998.



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                              FEE TABLE AND EXAMPLE

     The contract owner Transaction Expenses, Annual Contract Fee and Separate Account Annual Expenses are as set forth in the current Fee Table with respect to existing portfolios. Annual Expenses and Example are amended to include the following portfolios:

ANNUAL EXPENSES: CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)

                                                                                Other Expenses        Total Company
                                                                                (After Expense   Annual Expenses (After
                                                      Management                Reimbursement)    Expense Reimbursement
                                                       Expenses    12b-1 Fees     and Waiver           and Waiver)
                                                      ----------   ----------   --------------   ----------------------

Merrill Lynch Special Value Focus Fund                   0.75%        0.15%         0.06%*                0.96%
Merrill Lynch Basic Value Focus Fund                     0.60%        0.15%         0.07%*                0.82%
Merrill Lynch Developing Capital Markets Focus Fund      0.81%        0.15%         0.43%*                1.39%

*Note that these are the expenses for the fiscal year ended December 31, 1997.


     Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. During 1997, MLAM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.19% of that Fund's average daily net assets of Class B shares; absent this waiver, the total expenses for Class B shares of this Fund would have been 1.58%.

EXAMPLE

     A contract owner would pay the following expenses on a $1,000 investment, assuming a 3% payment enhancement and a 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:

                             Portfolio                   1 Year     3 Years
                             ---------                   ------     -------

Merrill Lynch Special Value Focus Fund                    $108       $163
Merrill Lynch Basic Value Focus Fund                      $107       $159
Merrill Lynch Developing Capital Markets Focus Fund       $112       $175


     A contract owner would pay the following expenses on a $1,000 investment, assuming a 3% payment enhancement and a 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

                             Portfolio                   1 Year     3 Years
                             ---------                   ------     -------

Merrill Lynch Special Value Focus Fund                     $27        $83
Merrill Lynch Basic Value Focus Fund                       $25        $79
Merrill Lynch Developing Capital Markets Focus Fund        $31        $96


MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

     Merrill Variable Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from MLAM. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to
 .15% of a portfolio's Class B net assets.



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     A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus and should be read by a prospective purchaser before investing. Shares of Merrill Variable Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED
PLANS.




                         SUPPLEMENT DATED JULY 13, 1998




VTG20.SUP798


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